FAIR VALUE MEASUREMENTS - Estimated Fair Value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Asset
Entrusted bank balances held on behalf of customers	$ 23,124	¥ 150,452
Total carrying value
Asset
Cash		690,478	¥ 1,541,241
Entrusted bank balances held on behalf of customers		150,452
Deposits with clearing organizations		1,152	265,807
Reverse repurchase agreements		162,961
Other financial assets		459,689	196,164
Total		1,464,732	2,003,212
Liabilities
Other financial liabilities		197,516	40,868
Total		197,516	40,868
Estimate fair value
Asset
Cash		690,478	1,541,241
Entrusted bank balances held on behalf of customers		150,452
Deposits with clearing organizations		1,152	265,807
Reverse repurchase agreements		162,961
Other financial assets		459,689	196,164
Total		1,464,732	2,003,212
Liabilities
Other financial liabilities		197,516	40,868
Total		197,516	40,868
Estimate fair value | Level 1
Asset
Cash		690,478	1,541,241
Entrusted bank balances held on behalf of customers		150,452
Deposits with clearing organizations		1,152	265,807
Total		842,082	1,807,048
Estimate fair value | Level 2
Asset
Reverse repurchase agreements		162,961
Other financial assets		459,689	196,164
Total		622,650	196,164
Liabilities
Other financial liabilities		197,516	40,868
Total		¥ 197,516	¥ 40,868